Cover	Jul. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 10, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-201360
Entity Registrant Name	MULIANG VIAGOO TECHNOLOGY, INC.
Entity Central Index Key	0001629665
Entity Tax Identification Number	90-1137640
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2498 Wanfeng Highway
Entity Address, Address Line Two	Lane 181 Fengjing Town
Entity Address, Address Line Three	Jinshan District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201501
City Area Code	86
Local Phone Number	21-67355092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false